BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of IFRS 9 (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Disclosure of detailed information about financial instruments [line items]
Retained earnings	$ 10,289,073	$ 8,598,319
IFRS 9
Disclosure of detailed information about financial instruments [line items]
Recognition of changes in measurement due in classification under IFRS 9			$ 71,229
Recognition of expected credit losses under IFRS 9			(1,198,863)
Impact on equity method due to impairment of other accounts receivable from associates			(3,691)
Deferred tax effect			346,926
Retained earnings			(784,399)
IFRS 9 | Reserves And Retained Earnings
Disclosure of detailed information about financial instruments [line items]
Recognition of expected credit losses under IFRS 9			(1,255,060)
Deferred tax effect			366,650
Retained earnings			(888,411)
IFRS 9 | Accumulated other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Recognition of changes in measurement due in classification under IFRS 9			71,229
Recognition of expected credit losses under IFRS 9			56,198
Impact on equity method due to impairment of other accounts receivable from associates			(3,691)
Deferred tax effect			(19,725)
Retained earnings			$ 104,011